Earnings Per Share (Basic and Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 8,465	$ 8,403	$ 7,356
Denominator for basic earnings per share, weighted average shares	3,627	3,608	3,380
Effect of dilutive securities, employee stock options	5	6	3
Denominator for diluted earnings per share, adjusted weighted average shares and assumed conversions	3,632	3,614	3,383
Earnings Per Share, Basic	$ 2.33	$ 2.33	$ 2.17
Earnings Per Share, Diluted	$ 2.33	$ 2.33	$ 2.17